SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2014
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of amortization periods by major intangible asset classes
Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years
Customer relationship	3.0-5.0 years